Related party balances and transactions	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Related party balances and transactions

25.         Related party balances and transactions

a.	The repayments for construction to the related parties are as follows:

	December 31,
	2017		2016		2015
ICA Constructora de Infraestructura, S.A. de C.V. (2)	Ps.	44,254	Ps.	—	Ps.	—
ICA Constructora, S.A. de C.V. (2)		44,264		—		—
Actica Sistemas, S.A. de C.V. (2)		5,887		—		—
Ingenieros Civiles Asociados, S.A. de C.V. (2)		—		37,866		1,110
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (2)		3,612		8,166		—
	Ps.	98,017	Ps.	46,032	Ps.	1,110

b.The accounts payable with related parties are as follows:

	December 31,
Payable:	2017		2016		2015
Empresas ICA, S.A.B. de C.V. “EMICA”(1)	Ps.	—	Ps.	18,763	Ps.	10,558
Servicios de Tecnología Aeroportuaria, S.A. de C.V. “SETA” (2)		82,501		74,266		41,287
Nacional Hispana Hoteles, S. de R. L. de C. V. (2)		—		5,316		14,559
Operadora Nacional Hispana, S.A. de C.V.(2)		7,985		6,110		—
VCD Construcción y Desarrollo, S.A.P.I. de C.V.(2)		4,773		26,325		—
ICA Ingeniería S. A. de C. V.(2)		367		7,155		—
Actica Sistemas, S. de R.L. de C.V.		1,496		1,760		—
Grupo ICA, S.A. de C.V.		16,592		—		—
GGA Capital, S.A.P.I. de C.V.		14,700		—		—
ICA Constructora de Infraestructura, S.A. de C.V.		783		—		—
Grupo Hotelero Santa Fe, S. A. de C. V. (2)		825		633		1,117
	Ps.	130,022	Ps.	140,328	Ps.	67,521
(1)	Holding Company

(2)	Affiliated company

c.The principal transactions with related parties performed in the normal course of business, are as follows:

	Year ended December 31,
	2017		2016		2015
Capital Investment:
SAP	Ps.	—	Ps.	—	Ps.	10,706
Hotel		—		340		—
Industrial warehouse		46,172		103,235		29,067
Expenses:
Technical assistance payments received		135,074		117,987		97,818
Administrative services		66,783		51,950		22,061
Major maintenance and improvements on concessioned assets:
Platform		10,405		—		3,162
Runway		—		—		29,089
Improvements to concessioned assets:
Construction terminal		210,098		—		—
Platform		—		21,694		—

Remuneration to directors and officers who sit on the Board of Directors and Executive, Audit, Corporate Governance, Finance and Sustainability Committees totaled Ps.15,283, Ps.15,030 and Ps.14,725 for 2017, 2016 and 2015, respectively. In addition, remuneration to the Chairman of the Board totaled Ps.5,251, Ps.4,970 and Ps.4,675 for 2017, 2016 and 2015, respectively.

Employee Benefits — Employee benefits granted to key management personnel of the Company were comprised solely of short-term benefits of Ps.70,413, Ps.74,706 and Ps.75,487 in 2017, 2016 and 2015, respectively.

Technical Assistance — On May 13, 2015, the Company signed an extension and amendment to its Technical Assistance Agreement.  The annual consideration under the amendment is the greater of U.S.$ 3,478,000 (updated annually according to the U.S. consumer price index) and 4% of the Company’s consolidated EBITDA before payment of the technical assistance fee for the first three years or 3% of consolidated EBITDA before payment of the technical assistance fee during the last two years. For purposes of this calculation, consolidated EBITDA is calculated prior to deducting the technical assistance fee and considers airport concession operations, as well as subsidiaries that provide employee services to airports directly or indirectly, exclusively.

In 2017, 2016 and 2015, the variable consideration was greater than the fixed consideration, at U.S. $3,517,000, U.S. $3,478,000 and U.S. $3,482,000, respectively.

As of December 31, 2015, SETA’s shareholders were CONOISA with 74.5% and Aéroports de Paris Management, S. A. (ADPM) with 25.5%. Pursuant to the Company’s bylaws, SETA (as holder of the Company’s Series “BB” shares) has the ability to appoint and remove the Company’s Chief Financial Officer, Chief Operating Officer and Commercial Director, the right to elect three members of the Company’s board of directors, and the right to veto certain actions requiring approval of the Company’s shareholders (including the payment of dividends and the right to appoint certain members of senior management). In the event of the termination of the technical assistance agreement, the Series “BB” shares will be converted into Series “B” shares resulting in the termination of these rights. If at any time after June 14, 2015, SETA were to hold less than 7.65% of the Company’s capital stock in the form of Series “BB” shares, such shares must be converted into Series “B” shares, which would cause SETA to lose all of its special rights. So long as SETA retains at least 7.65% of the Company’s capital stock in form of Series “BB” shares, all its special rights will remain in force.

SETA must maintain 51% of its shareholding in GACN, acquired under the purchase agreement for a term of 7 years as from the date of the participation agreement (the “seven-year waiting period”) and the remaining 49% during a three-year waiting period, as the case may be, assuming that at the end of the seven-year waiting period, SETA may sell to third parties annually up to one-eighth of 51% of its shareholding in GACN, and at the end of the three-year waiting period or the five-year waiting period, as the case may be, SETA may sell or otherwise transfer unrestricted shares held by GACN in excess of 51%  (fifty one percent) of its equity stake.

ADPM announced its decision to exercise its option to exchange its 25.5% shareholding in SETA, the strategic partner of GACN, for GACN B shares held by SETA, which represent 4.3% of GACN’s total equity, and of its intention to sell this equity interest in GACN through an international private placement outside Mexico, which was successfully concluded in October 2016

SETA remained GACN’s strategic partner. Upon completion of the transactions, ICA’s wholly-owned subsidiary CONOISA became the indirect shareholder of 100% of SETA’s capital stock, which in turn holds 12.6% of GACN, all in the form of BB shares. In addition, CONOISA owns 1.9% of GACN’s B shares directly.